Franklin Templeton Investments

One Franklin Parkway

San Mateo, CA  94403-1906

March 3, 2014

Filed Via EDGAR (CIK #0000856119)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin Value Investors Trust (Registrant)

          File Nos. 033-31326 and 811-05878

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2014.

Sincerely yours,

FRANKLIN VALUE INVESTORS TRUST

/s/Steven J. Gray

Steven J. Gray

Vice President and Secretary

DPG/rs

cc:  Bruce G. Leto, Esq.

Brian E. Lorenz, Esq.

     Marguerite C. Bateman, Esq.